CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2021
Condensed Financial Information Of Parent Company Only Disclosure
Condensed Financial Information of Parent Company Only Disclosure

24.         CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB45,457 and RMB45,457 as of September 30, 2020 and 2021, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2020	2021	2021
	RMB	RMB	US$
ASSETS (LIABILITIES)
Current assets (liabilities)
Cash and cash equivalents	18,353	8,900	1,372
Other receivables	4	273	41
Due from inter-companies	187,644	187,777	28,954
Due to related parties	(3,129)	717	111
Total current assets (liabilities)	202,872	197,667	30,478
Investment in unconsolidated subsidiaries	(280,062)	(338,339)	(52,169)
Total assets (liabilities)	(77,190)	(140,672)	(21,691)

AND EQUITY
Total stockholders’ equity (deficit)	(77,190)	(140,672)	(21,691)

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Operating expenses
General and administrative	(12,597)	(14,852)	(19,302)	(2,976)
Loss from operations	(12,597)	(14,852)	(19,302)	(2,976)
Equity method loss	(49,163)	(70,407)	(72,213)	(11,135)
Interest expense	—	(2)	(14)	(2)
Loss before income taxes	(62,120)	(85,261)	(91,529)	(14,113)
Income tax expense	—	—	—	—

Net loss	(62,120)	(85,261)	(91,529)	(14,113)
Other comprehensive loss
Foreign currency translation difference	(1,640)	1,371	(816)	(126)
Total comprehensive loss	(63,760)	(83,890)	(92,345)	(14,239)

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Net cash provided by operating activities	—	—	—	—
Net cash provided by financing activities	1,845	16,730	(8,637)	(1,332)
Net increase in cash and cash equivalents	1,845	16,730	(8,637)	(1,332)
Cash and cash equivalents, beginning of year	47	252	18,353	2,830
Effect of exchange rate changes on cash and cash equivalents	(1,640)	1,371	(816)	(126)
Cash and cash equivalents, end of year	252	18,353	8,900	1,372

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.